CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sharebased compensation expense	¥ 929,098	¥ 52,714	¥ 6,802
Relx Inc (Parent) | Selling expenses
Sharebased compensation expense	142,325	6,250	27
Corporate expense	1,744	1,197	0
Relx Inc (Parent) | General and administrative expenses
Sharebased compensation expense	593,473	45,205	6,772
Corporate expense	7,298	3,764
Relx Inc (Parent) | Research and development expenses
Sharebased compensation expense	193,300	1,259	3
Corporate expense	¥ 2,931	¥ 1,158	¥ 0